Portfolio of Investments	/ 1
Longleaf Partners Small-Cap Fund
September 30, 2024 (Unaudited)

Common Stocks
	Shares	Value	% of Net Assets
Beverages
Boston Beer Company, Inc. – Class A(a)	106,204	$30,707,825	4.1%
Westrock Coffee Company(a)(b)	4,767,743	30,990,329	4.2
		61,698,154	8.3
Consumer Services
Graham Holdings Company – Class B	57,889	47,568,549	6.4
Food
Dole PLC	1,771,388	28,855,911	3.9
Gruma, S.A.B. DE C.V. (Mexico)	2,372,342	43,964,481	5.9
		72,820,392	9.8
Health Care Facilities & Services
Oscar Health, Inc. – Class A(a)	2,054,712	43,580,442	5.9
Insurance
White Mountains Insurance Group Ltd.	18,933	32,114,155	4.3
Leisure Facilities & Services
Atlanta Braves Holdings, Inc. – Class C(a)	849,991	33,829,641	4.6
Hyatt Hotels Corporation – Class A	121,746	18,529,741	2.5
		52,359,382	7.1
Leisure Products
Mattel, Inc.(a)	2,394,954	45,623,874	6.2
Oil & Gas Producers
CNX Resources Corporation(a)	1,504,294	48,994,856	6.6
Publishing & Broadcasting
Liberty Media Corporation Liberty Live – Class A(a)	119,706	5,926,644	0.8
Liberty Media Corporation Liberty Live – Class C(a)	551,440	28,305,415	3.8
		34,232,059	4.6
Real Estate Owners & Developers
Howard Hughes Holdings, Inc.(a)	319,418	24,732,536	3.4
Seaport Entertainment Group(a)	35,490	973,136	0.1
		25,705,672	3.5
Real Estate Services
Anywhere Real Estate, Inc.(a)(b)	3,443,493	17,492,944	2.4
REITs
Empire State Realty Trust, Inc. – Class A	1,873,628	20,759,798	2.8
Park Hotels & Resorts, Inc.	2,378,312	33,534,199	4.5
PotlatchDeltic Corporation	987,727	44,497,101	6.0
		98,791,098	13.3
Total Common Stocks (Cost $390,569,105)		580,981,577	78.4

Preferred Stocks
Eastman Kodak Company Convertible Preferred Stock - Series B 4.00% (Cost $95,452,160)(b)(c)(d)	932,150	82,588,490	11.1

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Short-Term Obligations
	Principal Amount	Value	% of Net Assets
Repurchase Agreement with State Street Bank, 4.04%, dated 9/30/2024, due 10/01/2024 Repurchase price $77,228,666 (Collateral: $78,764,400 U.S. Treasury Notes, 2.375% - 4.625% due 09/30/2028 – 09/30/2029, Par $75,506,700) (Cost $77,220,000)	77,220,000	$77,220,000	10.4%

Rights
Seaport Entertainment Group (Cost $29)	20	59	0.0
Total Investments - (Cost $563,241,294)		740,790,126	99.9
Other Assets (Liabilities), Net		591,439	0.1
Net Assets		$741,381,565	100.0%

(a)	Non-income producing security.

(b)	Affiliated security during the period.

(c)	Value determined using significant unobservable inputs.

(d)	These shares were acquired directly from the issuer in a private placement on February 26, 2021 with a total cost at September 30, 2024 of $95,452,160. They are considered restricted securities under the Securities Act of 1933 (the “33 Act”). These shares may be sold only if registered under the 33 Act or an exemption is available. The issuer has filed with the SEC a registration statement on Form S-3 providing for the potential resale on an ongoing basis under 33 Act Rule 415 of Common Stock issuable upon conversion of the Series B Preferred Stock, subject to certain terms of a Registration Rights Agreement with the issuer. Due to the lack of an active trading market, all or a portion of this position may be illiquid. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists, and are valued by Southeastern Asset Management as designee under procedures adopted by the Board of Trustees.

Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a fund owns five more of its voting stock during all or part of the period. Affiliated companies during the period ended September 30, 2024 were as follows:

						Net Realized	Net Unrealized
						Gain (Loss)	Appreciation
	Shares at	Value at				1/1/24 to	(Depreciation)	Value at
	9/30/24	12/31/23	Purchases	Sales	Dividends	9/30/24	1/1/24 to 9/30/24	9/30/24
Small Cap Fund
Common Stocks
Anywhere Real Estate, Inc.*^
(Real Estate Services)	3,443,493	$46,308,651	$—	$12,560,298	$—	$(20,723,376)	$4,467,967	$17,492,944
Westrock Coffee Company*
(Beverages)	4,767,743	53,411,532	—	4,514,397	—	(121,133)	(17,785,673)	30,990,329

Preferred Stock
Eastman Kodak Company Convertible Preferred Stock - Series B 4.00%(a)(b)
(Consumer Services)	932,150	76,529,515	—	—	2,796,450	—	6,058,975	82,588,490
		$176,249,698	$—	$17,074,695	$2,796,450	$(20,844,509)	$(7,258,731)	$131,071,763

*	Non-income producing security

^	Not an affiliate at the end of the period.

(a)	Restricted security, see Portfolio of Investments for additional disclosures.

(b)	Value determined using significant unobservable inputs.